Shareholder Report, Line Graph (Details) - USD ($)	Aug. 31, 2024	Feb. 29, 2024	Feb. 28, 2024	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 23, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Aug. 31, 2020	Feb. 29, 2020	Aug. 31, 2019	Feb. 28, 2019	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Feb. 28, 2017	Aug. 31, 2016	Feb. 29, 2016	Aug. 31, 2015	Feb. 28, 2015	Aug. 31, 2014
Institutional Class
Account Value [Line Items]
Account Value	$ 102,777	$ 92,028		$ 84,409						$ 86,874		$ 84,176	$ 89,699	$ 91,312	$ 80,831	$ 54,848	$ 52,895	$ 56,907	$ 61,730	$ 63,061	$ 60,098	$ 55,333	$ 56,385	$ 50,226	$ 44,481	$ 47,949	$ 53,196	$ 50,000
Investor Class
Account Value [Line Items]
Account Value	107,299	100,289		93,008						91,079		85,330	89,533	89,291	82,301	66,482	60,243	62,937	62,577	64,143	59,712	57,533	57,628	52,752	48,172	48,412	51,581	50,000
Institutional Class [Default Label]
Account Value [Line Items]
Account Value	112,552	105,225		97,297						95,063		88,777	92,950	92,460	84,932	68,489	61,878	64,500	64,110	65,485	60,736	58,439	58,439	53,299	48,565	48,664	51,753	50,000
Institutional class
Account Value [Line Items]
Account Value	62,829		$ 57,099	52,605	$ 52,546	$ 51,602	$ 50,456	$ 51,605	$ 50,467	49,600	$ 50,000
Class I
Account Value [Line Items]
Account Value	80,159	74,307		67,707						66,459		65,284	69,310	66,869	65,077	47,113	43,867	46,333	50,501	56,588	49,213	44,344	46,093	41,980	36,591	42,169	46,519	50,000
S&P 500 Index Select
Account Value [Line Items]
Account Value	169,283	151,698		133,152						116,288		114,870	126,007	129,398	108,263	98,652	82,461	80,904	76,217	78,608	72,810	65,692	62,180	56,529	49,768	50,238	53,054	50,000
S&P 500 Inv
Account Value [Line Items]
Account Value	169,283		151,698	133,152						116,288		114,870	126,007	129,398	108,263	98,652	82,461	80,904	76,217	78,608	72,810	65,692	62,180	56,529	49,768	50,238	53,054	50,000
S&P 500 Inst
Account Value [Line Items]
Account Value	169,283	151,698		133,152						116,288		114,870	126,007	129,398	108,263	98,652	82,461	80,904	76,217	78,608	72,810	65,692	62,180	56,529	49,768	50,238	53,054	50,000
Cboe Buy Write [Member]
Account Value [Line Items]
Account Value	60,434		55,981	53,222	54,077	53,314	52,217	51,722	51,134	50,201	50,000
S&P 500 Index Enhanced
Account Value [Line Items]
Account Value	72,031		$ 64,549	56,657	$ 57,574	$ 55,782	$ 52,325	$ 52,098	$ 51,298	49,481	$ 50,000
S&P 500 Index
Account Value [Line Items]
Account Value	$ 169,283	$ 151,698		$ 133,152						$ 116,288		$ 114,870	$ 126,007	$ 129,398	$ 108,263	$ 98,652	$ 82,461	$ 80,904	$ 76,217	$ 78,608	$ 72,810	$ 65,692	$ 62,180	$ 56,529	$ 49,768	$ 50,238	$ 53,054	$ 50,000